Document and Entity Information	Aug. 16, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	UNITED PARCEL SERVICE INC
Entity Address, State or Province	GA
Amendment Flag	false
Entity Central Index Key	0001090727
Document Type	8-K
Document Period End Date	Aug. 16, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-15451
Entity Tax Identification Number	58-2480149
Entity Address, Address Line One	55 Glenlake Parkway
Entity Address, Address Line Two	N.E.
Entity Address, City or Town	Atlanta
Entity Address, Postal Zip Code	30328
City Area Code	(404)
Local Phone Number	828-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B common stock, par value $0.01 per share
Trading Symbol	UPS
Security Exchange Name	NYSE
Floating Rate Senior Notes Due 2020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating-Rate Senior Notes Due 2020
Trading Symbol	UPS20A
Security Exchange Name	NYSE
Senior Notes 1.625 Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes Due 2025
Trading Symbol	UPS25
Security Exchange Name	NYSE
Senior Notes 1 Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1% Senior Notes due 2028
Trading Symbol	UPS28
Security Exchange Name	NYSE
Senior Notes 0.375 Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.375% Senior Notes due 2023
Trading Symbol	UPS23A
Security Exchange Name	NYSE
Senior Notes 1.500 Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Senior Notes due 2032
Trading Symbol	UPS32
Security Exchange Name	NYSE